Notes to Profit or Loss - Calculation of Weighted Average Number of Ordinary Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about weighted average number of common stock [line items]
Shares Issued on January 1	31,839,572	29,420,785
Weighted-average Number of Shares of Common Stock	31,338,948	28,947,566	26,443,415
Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Shares Issued on January 1	29,420,785	29,159,770
Effect of Treasury Shares Held on January 1	(319,678)	(396,010)
Effect of Share Issuance	2,208,146	0
Weighted-average Number of Shares of Common Stock	31,338,948	28,947,566
Shares Issued in January [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	278	0
Shares Issued in February [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	0	0
Shares Issued in March [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	0	0
Shares Issued in April [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	1,863	154,250
Shares Issued in May [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	4,128	3,778
Shares Issued in June [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	756	1,094
Shares Issued in July [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	1,874	2,038
Shares Issued in August [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	17,754	2,669
Shares Issued in September [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	2,818	3,976
Shares Issued in October [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	76	2,566
Shares Issued in November [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	85	5,549
Shares Issued in December [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	63	127
Key management personnel of entity or parent [member] | Treasury shares and common shares [member]
Disclosure of information about weighted average number of common stock [line items]
Effect of Transfer of Treasury Stock	0	7,759